Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net loss	$ (1,682,671)	$ (663,396)	$ (6,944,261)
Adjustments to reconcile net loss to net cash provided by / (used in) operating activities:
Vessel depreciation	(4,178,886)	(3,305,951)	(3,585,965)
Other operating income			(499,103)
Loss on write-down of vessels held for sale			4,595,819
Amortization and write off of deferred charges	205,590	321,181	113,244
Amortization of debt discount	95,214	465,507	60,988
Net gain on sale of vessels		(1,340,952)	(803,811)
Amortization of fair value of below market time charters acquired	(857,945)
Share-based compensation	97,919	124,487	116,562
Change in the fair value of derivatives	(41,435)	(204,647)	5,901
Loss on debt extinguishment	328,291
Trade accounts receivable	243,608	(73,210)	(91,604)
Prepaid expenses	(304,195)	24,703	(117,793)
Other receivables	460,909	(1,066,378)	(210,741)
Inventories	(184,773)	(511,373)	329,244
Due to related company	(1,877,333)	(2,732,256)	4,314,415
Trade accounts payable	1,539,553	766,052	197,782
Accrued expenses	482,671	282,045	167,016
Deferred revenues	556,140	(172,544)	233,402
Net cash provided by / (used in) operating activities of continuing operations	3,240,429	(1,474,830)	5,053,025
Cash flows from investing activities:
Cash paid for capitalized expenses and acquisition of vessels including attached time charter agreements	(55,720,226)	(1,867)	(30,063,480)
Cash released from other investment			4,000,000
Proceeds from sale of vessels		6,255,735	9,552,260
Net cash (used in) / provided by investing activities of continuing operations	(55,720,226)	6,253,868	(16,511,220)
Cash flows from financing activities:
Redemption of Series B preferred shares	(11,686,000)
Proceeds from issuance of common stock, net of commissions paid	6,853,101	1,975,110	549,495
Investment in subsidiary spun-off		(3,298,356)	(915,525)
Due from spun-off subsidiary			639,312
Preferred dividends paid	(1,031,827)
Offering expenses paid	(136,724)	(22,488)	(341,072)
Loan arrangement fees paid	(566,500)	(419,863)	(187,637)
Proceeds from long-term bank loans	60,167,680	34,250,000	22,250,000
Repayment of long-term bank loans and vessel profit participation liability	(13,401,460)	(32,349,000)	(7,243,915)
Proceeds from related party loan	5,000,000
Repayment of related party loan			(2,000,000)
Net cash provided by financing activities of continuing operations	45,198,270	135,403	12,750,658
Net increase / (decrease) in cash, cash equivalents and restricted cash	(7,281,527)	4,914,441	1,292,463
Cash, cash equivalents and restricted cash at beginning of year	13,211,588	8,297,147	7,004,684
Cash, cash equivalents and restricted cash at end of year, continuing operations	5,930,061	13,211,588	8,297,147
Cash breakdown
Total cash, cash equivalents and restricted cash shown in the statement of cash flows, continuing operations	5,930,061	13,211,588	8,297,147
Net cash provided by operating activities of discontinued operations		3,970,170	2,910,287
Net cash used in investing activities of discontinued operations		(29,045,685)	(9,635,504)
Net cash provided by financing activities of discontinued operations		27,928,885	9,283,359
Cash paid for interest, net of capitalized expenses	3,100,049	2,475,631	1,174,863
Financing, and investing activities fees:
Loan arrangement fees accrued			74,863
Offering expenses accrued	40,846	100,000	12,488
Payment-in-kind dividends	78,640	1,335,733	1,808,811
Capital expenditures included in liabilities	71,890
Accrued preferred dividends	161,315
Shares issued as consideration for acquisition of vessels	13,218,662
Preferred shares distributed to EuroDry		18,192,131
Eurodry [Member]
Financing, and investing activities fees:
Preferred shares distributed to EuroDry		$ 18,192,131